Initial Public Offering	1 Months Ended	8 Months Ended
	Feb. 28, 2025	Sep. 30, 2025
Regulated Operations [Abstract]
Initial Public Offering

Note 3 — Proposed Public Offering

In the Proposed Public Offering, the Company will offer for sale 17,500,000 Units, (or 20,125,000 Units if the underwriters’ over-allotment option is exercised in full) at a purchase price of $10.00 per Unit. Each Unit that the Company is offering consists of one Class A ordinary share (“Public Share”) and one right (“Public Right”) to receive one tenth (1/10) of a Class A ordinary share upon the consummation of an initial Business Combination.

Note 3 — Initial Public Offering

Pursuant to the Initial Public Offering on June 16, 2025, the Company sold 20,125,000 Units at a purchase price of $10.00 per Unit, which includes the full exercise of the underwriters’ over-allotment option in the amount of 2,625,000 Units. Each Unit consists of one Class A ordinary share and one Public Right. Each ten Public Rights entitle the holder thereof to receive one Class A ordinary share at the closing of an initial Business Combination. The Company will not issue fractional Class A ordinary shares.